Schedule of Significant Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 52,559	$ 50,005
Stock-based compensation	3,006	2,929
Federal R&D credit	2,222	2,222
Accrued expenses	156	135
Intangibles	216	103
Right of use asset/liabilities	3
Total deferred tax assets	58,162	55,394
Deferred tax liabilities:
Depreciation	(221)	(29)
Right of Use Asset/Liabilities		(11)
Total deferred tax liabilities	(221)	(40)
Less valuation allowance	(57,941)	(55,354)
Net deferred tax liability